Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Profit (loss) before income taxes	¥ (1,251)	¥ 645
Depreciation and amortization	164	183
Interest expense	24	4
Share-based payments	298
Foreign exchange loss	94
Impairment loss of other assets (non-current assets)		13
Change in fair value of warrant liability	223
Decrease in cash segregated as deposits	1,812	2,478
(Increase) decrease in crypto assets held (current assets)	(8,933)	3,416
Increase in customer accounts receivable	(28)	(90)
Increase in other financial assets (current assets)	(47)	(8)
Decrease in other current assets	381	30
Increase (decrease) in deposits received	82	(1,847)
Increase (decrease) in crypto asset borrowings	8,756	(3,318)
Increase in other financial liabilities	89	22
Increase in other current liabilities	(53)	(180)
Other, net	4	13
Cash provided by operating activities	1,615	1,361
Interest income received	1	0
Interest expenses paid	(24)	(7)
Income taxes paid	(746)	(487)
Net cash provided by operating activities	846	867
Cash flows from investing activities
Purchase of property and equipment	(24)	(1)
Expenditure on internally generated intangible assets	(157)	(124)
Proceeds from refund of guarantee deposits		34
Purchase of other financial assets (non-current assets)	(100)
Net cash used in investing activities	(281)	(91)
Cash flows from financing activities
Proceeds from short-term loans payable	500	200
Repayments of short-term loans payable	(500)	(200)
Proceeds from loan from related party	7,038	6,000
Repayments of loan from related party	(5,448)	(6,000)
Repayments of lease obligations	(94)	(103)
Net cash provided by (used in) financing activities	1,496	(103)
Effect of exchange rate change on cash and cash equivalents	(8)
Net increase in cash and cash equivalents	2,061	673
Cash and cash equivalents at the beginning of period	8,584	10,837
Cash and cash equivalents at the end of period	¥ 10,636	¥ 11,510